Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 02, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 41.4	$ 56.0
Less: short-term restricted cash	(9.5)	(4.5)	(14.8)
Long-term restricted cash	31.9	51.5	45.7
Defeasance of unsecured notes to be issued (see Note 14) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash		$ 56.0	$ 60.5	$ 75.4	$ 89.2